Share Capital - Additional Information (Detail)	9 Months Ended
Sep. 30, 2024 kr / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued	60,642,144
Share nominal value | kr / shares	kr 1
Increase in share capital	2,934,705
Follow-on Public Offering [member]
Disclosure of classes of share capital [line items]
Increase in share capital	2,300,000